Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2014
Property, Plant and Equipment
Schedule of property, plant and equipment

	December 31,	December 31,
	2014	2013
Cost
Construction in progress	$8,206	$424
Plant and buildings	34,419	35,259
Machinery and equipment	42,517	42,851
Motor vehicles	1,832	1,884
Equipment and furniture	2,612	2,620
Leasehold improvements	13,232	12,386
Total cost	$102,818	$95,424

Less: Accumulated depreciation
Construction in progress	$—	$—
Plant and buildings	7,908	6,455
Machinery and equipment	18,891	15,658
Motor vehicles	1,643	1,653
Equipment and furniture	1,765	1,546
Leasehold improvements	4,194	2,149
Total accumulated depreciation	$34,401	$27,461

Property, plant and equipment net	$68,417	$67,963